Contingencies (Public Civil Actions) (Narrative) (Details) (Public Civil Actions [Member])	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Loss Contingencies [Line Items]
Cases brought against PM	4	3	7
Argentina [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2
Brazil [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1
Venezuela [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1